Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2020	Mar. 31, 2020
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 3,217	¥ 1,816
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	233	270
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	2,793	1,368
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 191	¥ 178